UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2004
                                                     ---------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ulysses Partners, L.P.
Address:          280 Park Avenue, 21st Floor, West Tower
                  New York, New York 10017

Form 13F File Number:  28-06862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Joshua Nash, Member of Joshua Nash LLC
                  -----------------------------------------
Title:            General Partner of Ulysses Partners, L.P.
                  -----------------------------------------
Phone:            212-455-6200
                  -----------------------------------------

Signature, Place, and Date of Signing:

   Joshua Nash               New York, New York              2/14/05
  --------------           ---------------------           -----------
    [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   -0-
                                                 -----------

Form 13F Information Table Entry Total:              19
                                                 -----------

Form 13F Information Table Value Total:       $    33,656     (in thousands)
                                                 -----------



List of Other Included managers:

         NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                       FOR QUARTER ENDED DECEMBER 31, 2004



                                                                               ITEM 5:
                            ITEM 2:               ITEM 3:       ITEM 4:        Shares or
          ITEM 1:          Title of               Cusip          Fair         Principal
      Name of Issuer        Class                 Number      Market Value     Amount
--------------------------------------------------------------------------------------------------
APPLIED MATERIALS           COM                  038222105      1,073,880      62,800 CALL
BJ SERVICES                 COM                  055482103        930,800      20,000 SHS
BIOTECH HOLDERS             DEPOSTRY RCPTS       09067D201      1,529,200      10,000 SHS
CHESAPEAKE ENERGY           COM                  165167107        247,500      15,000 SHS
COCA COLA                   COM                  191216100      3,123,000      75,000 CALL
CONOCO PHILIPS              COM                  20825C104      3,039,050      35,000 SHS
DIAMOND                     UNIT SER 1           252787106     10,751,000     100,000 CALL
GENERAL ELECTRIC            COM                  369604103      3,650,000     100,000 CALL
INTEL                       COM                  458140100      2,339,000     100,000 PUT
MARATHON OIL                COM                  565849106        940,250      25,000 SHS
MICROSOFT                   COM                  594918104      1,336,000      50,000 SHS
NVIDIA                      COM                  67066G104        353,400      15,000 SHS
PLAINS EXPLORATION          COM                  726505100        520,000      20,000 SHS
QUALCOM INC                 COM                  747525103      4,240,000     100,000 CALL
SCHERING PLOUGH             COM                  806605101      1,357,200      65,000 CALL
SEPRACOR                    COM                  817315104      1,484,250      25,000 CALL
SHAW GROUP                  COM                  820280105        178,500      10,000 SHS
TALSIMAN ENERGY             COM                  87425E103        539,200      20,000 SHS
WESTERN GAS RES             COM                  958259103      1,023,750      35,000 SHS



                             ** TABLE CONTINUED **



                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                       FOR QUARTER ENDED DECEMBER 31, 2004


                                            ITEM 6:                                          ITEM 8:
                                   INVESTMENT DISCRETION                              VOTING AUTHORITY SHARES
                                          (b) Shares                   ITEM 7:
          ITEM 1:                         as Defined   (c) Shared     Managers
      Name of Issuer         (a) Sole     in Instr. V      Other      See Instr.   (a) Sole    (b) Shared    (c) None
---------------------------------------------------------------------------------------------------------------------
APPLIED MATERIALS             X                                                      X
BJ SERVICES                   X                                                      X
BIOTECH HOLDERS               X                                                      X
CHESAPEAKE ENERGY             X                                                      X
COCA COLA                     X                                                      X
CONOCO PHILIPS                X                                                      X
DIAMOND                       X                                                      X
GENERAL ELECTRIC              X                                                      X
INTEL                         X                                                      X
MARATHON OIL                  X                                                      X
MICROSOFT                     X                                                      X
NVIDIA                        X                                                      X
PLAINS EXPLORATION            X                                                      X
QUALCOM INC                   X                                                      X
SCHERING PLOUGH               X                                                      X
SEPRACOR                      X                                                      X
SHAW GROUP                    X                                                      X
TALSIMAN ENERGY               X                                                      X
WESTERN GAS RES               X                                                      X



                              ** TABLE COMPLETE **